Token Enabled Shares [Member] Annual Fund Operating Expenses - Token-Enabled Shares - UBS Select 100% US Treasury Institutional Fund	Apr. 30, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 31, 2027
Token-Enabled Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.18%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.01%	[1],[2]
Expenses (as a percentage of Assets)	0.19%	[1]
Fee Waiver or Reimbursement	0.01%	[1],[3]
Net Expenses (as a percentage of Assets)	0.18%	[1],[3]

[1]
The fund invests in securities through an underlying master fund, 100% US Treasury Master Fund. This table reflects the direct expenses of the fund and its share of expenses of 100% US Treasury Master Fund, including management fees allocated from 100% US Treasury Master Fund. Management fees are comprised of investment advisory and administration fees.

[2]	The Fund’s “Other Expenses” have been estimated to reflect expenses to be incurred during the first fiscal year.
[3]
The fund and UBS Asset Management (Americas) LLC (“UBS AM”) have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fees and/or reimburse the fund so that the fund’s operating expenses through August 31, 2027 (excluding interest expense, if any, expenses related to shareholders’ meetings and extraordinary items) would not exceed 0.18%. The fund has agreed to repay UBS AM for any waived management fees/reimbursed expenses to the extent that it can do so over the three years following such waived fees/reimbursed expenses without causing the fund’s expenses in any of those three years to exceed the lesser of any applicable expense limit that is in place for the fund (i) at the time of the waiver or reimbursement, or (ii) at the time of recoupment. The fee waiver/expense reimbursement agreement may be terminated by the fund’s board at any time and also will terminate automatically upon the expiration or termination of the fund’s contract with UBS AM. Upon termination of the agreement, however, UBS AM’s three year recoupment rights will survive.